Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 18 – QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31, 2011 and 2010:

(Dollars in thousands)	INTEREST INCOME	NET INTEREST INCOME	NET INCOME	BASIC EARNINGS PER SHARE	DILUTED EARNINGS PER SHARE
2011
First quarter	$4,946	$3,934	$896	$0.33	$0.33
Second quarter	5,003	4,096	973	0.35	0.35
Third quarter	4,958	4,098	998	0.37	0.37
Fourth quarter	5,111	4,212	820	0.30	0.30
2010
First quarter	$5,155	$3,880	$737	$0.27	$0.27
Second quarter	5,029	3,833	921	0.34	0.34
Third quarter	5,159	3,957	882	0.32	0.32
Fourth quarter	5,047	3,900	956	0.35	0.35